Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy

We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, certain third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and employees’ information.

We have established comprehensive governance routines that convene relevant parties at regular intervals, ensuring constant vigilance and strategic oversight in our cybersecurity efforts.

Under the leadership of our Chief Information Officer (CIO), Vice President of Information Technology (VP IT) and Chief Information Security Officer (CISO), our cybersecurity risk management program is guided by experienced professionals. Our CIO has over 20 years of global IT leadership experience, integrating risk-aware technologies, advancing digital transformation, and supporting regulatory compliance.  Our VP IT brings 20 years of experience in managing IT infrastructure and security operations, ensuring compliance with industry standards and best practices. Our CISO has 18 years of specialized cybersecurity expertise, leading the development and implementation of security frameworks, risk management strategies, and incident response plans. As part of our proactive approach to cybersecurity, we conduct daily, quarterly, and annual forums designed to address and manage cybersecurity threats. These forums serve as platforms for cross-functional collaboration and decision-making, integrating cybersecurity considerations into our corporate governance framework.

Our annual and quarterly forums are distinguished by the participation of our top executives, underscoring the strategic importance of cybersecurity at the highest levels of management. In addition to our scheduled gatherings, we promptly convene ad-hoc sessions to address immediate and emerging cybersecurity issues as necessary.

This agile and responsive approach to cybersecurity governance enables us to rapidly adapt to the evolving cyber threat landscape and reinforces our commitment to safeguarding our digital assets, preserving the integrity of our data, and maintaining the trust of our customers and shareholders.

As part of our unwavering commitment to cybersecurity, our Company has instituted an annual work plan that focuses on cyber-related objectives and initiatives. This strategic plan forms the blueprint for our cybersecurity efforts throughout the fiscal year and is designed to enhance our defense mechanisms, incident response capabilities, and overall security posture.

We are proactively monitoring the execution of our cybersecurity work plan, consistently tracking our progress against established milestones and deliverables. Our management team regularly reviews these metrics to ensure we are on course to meet or exceed our cybersecurity goals.

In alignment with our dedication to cybersecurity excellence, we conduct thorough reviews of prevailing cybersecurity standards that underscore our commitment to maintaining a secure and trustworthy digital environment. As part of our cybersecurity risk management efforts, we engage independent third-party consultants and auditors to enhance our security posture. These experts play a key role in identifying and mitigating risks through comprehensive assessments. Each year, they conduct an ISO 27001 compliance audit, along with one to two additional security audits and one to two penetration tests on our critical assets. These evaluations help us proactively address vulnerabilities, strengthen resilience against emerging threats.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	These forums serve as platforms for cross-functional collaboration and decision-making, integrating cybersecurity considerations into our corporate governance framework.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	For a description of the risks from cybersecurity threats that may materially affect the Company and how they may do so, see our risk factors under Part 1. Item 3D.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

Our Corporate Audit Committee is our corporate organ designated by the Board to be charged with the continual monitoring and supervision of our Company's strategic cybersecurity work plan and operational status. In such matters the Corporate Audit Committee shall convene with the attendance of two additional Board members, Messrs. Rami Hadar and Ira Palti, both having extensive cybersecurity experience. The Corporate Audit Committee in this extended composition is poised to respond promptly to emerging cyber threats through ad-hoc engagement when necessary, according to the Company’s relevant policies.

Comprising those members of our Board who possess the highest level of expertise in cybersecurity among our Board members, the Corporate Audit Committee in this extended composition ensures knowledgeable and experienced governance in this critical domain. This underscores the Board's recognition of the importance of cybersecurity.

For a description of the risks from cybersecurity threats that may materially affect the Company and how they may do so, see our risk factors under Part 1. Item 3D. Risk Factors in this Annual Report on Form 20-F, including under “Increased breaches of network or information technology security could have an adverse effect on our business”, and “Cyber-attacks on our customers’ networks involving our products could have an adverse effect on our business”.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	We have established comprehensive governance routines that convene relevant parties at regular intervals, ensuring constant vigilance and strategic oversight in our cybersecurity efforts.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Corporate Audit Committee is our corporate organ designated by the Board to be charged with the continual monitoring and supervision of our Company's strategic cybersecurity work plan and operational status. In such matters the Corporate Audit Committee shall convene with the attendance of two additional Board members, Messrs. Rami Hadar and Ira Palti, both having extensive cybersecurity experience.
Cybersecurity Risk Role of Management [Text Block]
Our Corporate Audit Committee is our corporate organ designated by the Board to be charged with the continual monitoring and supervision of our Company's strategic cybersecurity work plan and operational status. In such matters the Corporate Audit Committee shall convene with the attendance of two additional Board members, Messrs. Rami Hadar and Ira Palti, both having extensive cybersecurity experience. The Corporate Audit Committee in this extended composition is poised to respond promptly to emerging cyber threats through ad-hoc engagement when necessary, according to the Company’s relevant policies.

Comprising those members of our Board who possess the highest level of expertise in cybersecurity among our Board members, the Corporate Audit Committee in this extended composition ensures knowledgeable and experienced governance in this critical domain. This underscores the Board's recognition of the importance of cybersecurity.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Under the leadership of our Chief Information Officer (CIO), Vice President of Information Technology (VP IT) and Chief Information Security Officer (CISO), our cybersecurity risk management program is guided by experienced professionals.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Under the leadership of our Chief Information Officer (CIO), Vice President of Information Technology (VP IT) and Chief Information Security Officer (CISO), our cybersecurity risk management program is guided by experienced professionals. Our CIO has over 20 years of global IT leadership experience, integrating risk-aware technologies, advancing digital transformation, and supporting regulatory compliance. Our VP IT brings 20 years of experience in managing IT infrastructure and security operations, ensuring compliance with industry standards and best practices. Our CISO has 18 years of specialized cybersecurity expertise, leading the development and implementation of security frameworks, risk management strategies, and incident response plans.